Long-Term Debt (Narrative) (Details) $ in Millions, $ in Millions, $ in Millions										12 Months Ended
	Dec. 16, 2024 CAD ($)	Jul. 30, 2024 USD ($)	Jul. 12, 2024 USD ($)	Jun. 24, 2024 CAD ($)	Jun. 18, 2024 USD ($)	Jun. 15, 2024 USD ($)	May 02, 2024 USD ($)	Feb. 16, 2024 CAD ($)	Jan. 30, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Jul. 19, 2024 CAD ($)	Jun. 13, 2024 CAD ($)	May 02, 2024 BBD ($)
Debt Instrument [Line Items]
Repayment of long-term debt										$ 1,086	$ 151
TEC
Debt Instrument [Line Items]
Repayment of long-term debt			$ 300
Senior unsecured bonds due March 1, 2029 | TEC | Florida Electric Utility [Member]
Debt Instrument [Line Items]
Debt instrument, face amount									$ 500
Maturity date									Mar. 01, 2029
Stated interest rate									4.90%
Debt term									5 years
Unsecured non-revolving credit facility due June 24, 2025 | NSPI | Canadian Electric Utilities
Debt Instrument [Line Items]
Debt instrument, face amount				$ 300							$ 400
Maturity date				Jun. 24, 2025							Jul. 15, 2024
Repayment of long-term debt	$ 300
Unsecured committed revolving credit facility due June 24, 2029 | NSPI | Canadian Electric Utilities
Debt Instrument [Line Items]
Maturity date				Jun. 24, 2029							Dec. 16, 2027
Unsecured committed revolving credit facility due June 24, 2029 | Emera | Other [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				$ 1,300							$ 900
Maturity date				Jun. 24, 2029							Jun. 24, 2027
Non-revolving credit facility due 2047 | NSPI | Canadian Electric Utilities
Debt Instrument [Line Items]
Debt instrument, face amount													$ 120
Stated interest rate													2.51%
Debt term				20 years
Percentage of total eligible project costs available under credit facility				45.06%
Period of facility available after completion of project				6 months
Non-revolving term credit facility, expiration date				May 21, 2027
Amount utilized under credit facility										$ 19
Fixed rate notes and bonds | NMGI | Gas Utilities and Infrastructure [Member]
Debt Instrument [Line Items]
Repayment of long-term debt		$ 150
Unsecured loan notes due July 19, 2028 | BPLC | Other Electric Utilities [Member]
Debt Instrument [Line Items]
Debt instrument, face amount							$ 46							$ 92
Maturity date							Jul. 19, 2028				Feb. 19, 2025
Unsecured senior notes | Emera Finance | Other [Member]
Debt Instrument [Line Items]
Repayment of long-term debt						$ 300
Fixed-to-fixed reset rate junior subordinated notes | EUSHI Finance, Inc [Member] | Other [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					$ 500
Maturity date					Dec. 15, 2054
Stated interest rate					7.625%
Term of reset					5 years
Basis spread					3.136%
Period before reset date where notes may be redeemed					90 days
Unsecured non-revolving facility February 19, 2024 | Emera | Other [Member]
Debt Instrument [Line Items]
Maturity date											Feb. 19, 2024
Unsecured non-revolving facility February 19, 2025 | Emera | Other [Member]
Debt Instrument [Line Items]
Debt instrument, face amount								$ 400				$ 200
Maturity date								Feb. 19, 2025